Fresh Start Accounting - Reconciliation of Enterprise Value to Estimated Reorganization Value of the Successor's Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017
Fresh Start Accounting [Abstract]
Enterprise value		$ 1,200,000
Plus: cash and cash equivalents	$ 32,494	45,123
Plus: current liabilities		82,254
Plus: noncurrent liabilities excluding long-term debt		64,735
Reorganization value of Successor assets		$ 1,392,112